Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
8. Stock-Based Compensation
Stock-Based Compensation Expense
Stock-based compensation expense was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Research and development	$312	$3,254	$232	$10,191
General and administrative	4,635	7,214	15,657	20,594

Total stock-based compensation expense	$4,947	$10,468	$15,889	$30,785

Stock Modification
In connection with the reduction in the Company’s workforce (“RIF”) (see Note 13), the Company accelerated certain unvested stock options and restricted common stock scheduled to vest in the three month period following the employees’ separation date. The Company determined that the acceleration of the unvested units constituted a Type III modification in accordance with ASC 718, resulting in a new measurement of compensation cost. As of September 30, 2024, 28,880 units were accelerated. For the nine months ended September
30, 2024, the acceleration resulted in the recognition of $0.1 million of stock-based compensation expense using the reassessed fair value on the modification date and a reversal of $4.0 million in stock-based compensation expense for previously recognized expense using the original grant date fair value, of which $2.4 million was related to research and development expense and $1.6 million was related to general and administrative expense. There were no units accelerated during the three months ended September 30, 2024.
2020 Stock Option and Grant Plan
At September 30, 2024, there is an aggregate of 656,143 shares reserved for future issuance under the 2020 Plan.

Restricted Common Stock
The following table summarizes restricted common stock activity for the nine months ended September 30, 2024:

	Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	141,516	$200.79
Granted	10,652	17.71
Forfeited	(48,999)	191.82
Vested	(54,469)	198.95

Unvested at September 30, 2024	48,700	$171.35

At September 30, 2024, there was $7.0 million of unrecognized stock-based compensation expense related to restricted stock, which is expected to be recognized over a weighted average period of 1.60 years. The total fair value of restricted stock vested was $0.9 million and $3.0 million for the nine months ended September 30, 2024 and 2023, respectively.
Stock Options
The following table summarizes stock option activity (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2024	453,902	$317.63	7.95	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(189,901)	260.36	—	—

Options outstanding at September 30, 2024	264,001	$358.80	6.88	$—

Options vested and exercisable at September 30, 2024	199,117	$402.73	6.56	$—
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the end of the period.
There
were no options granted during the nine months ended September 30, 2024. The weighted-average grant date fair value of stock options granted during the nine months ended September 30, 2023 was $113.16 per share. At September 30, 2024, there was $8.9 million of unrecognized stock-based compensation expense related to unvested stock options, which is being recognized over a period of 1.52 years.
2020 Employee Stock Purchase Plan
The Company issued 1,582 common shares under the Employee Stock Purchase Plan (the “ESPP”) during the nine months ended September 30, 2024 at an average price per share of $13.34. Cash received from purchases under the ESPP for the nine months ended September 30, 2024 and 2023 were $0.0 million and $0.3 million, respectively. The Company recognized $0.0 and $0.3 million of compensation expense for the ESPP during the nine months ended September 30, 2024 and 2023, respectively.

At

September 30, 2024, there was an aggregate of 68,924 shares reserved for future issuance under the ESPP.

10. Stock-Based Compensation
Stock-Based Compensation Expense
Stock-based compensation expense was as follows:

	Years Ended December 31,
(in thousands)	2023	2022
Research and development	$13,167	$14,014
General and administrative	27,612	27,301

Total stock-based compensation expense	$40,779	$41,315

2018 Equity Incentive Plan
The Company’s 2018 Plan provided for the Company to issue restricted stock, restricted stock units, incentive stock options, and non-statutory
stock options and other stock-based awards to employees, officers, members of the Board, consultants and advisors of the Company. The 2018 Plan was most recently amended in July 2020. The awards granted under this plan generally vest over a four-year period and have a
10-year
contractual term.
At December 31, 2023, there was an aggregate of 2,784 shares of common stock issuable upon the exercise of outstanding options under the 2018 Plan and 287,685 shares of restricted common stock granted under the 2018 plan. No shares remain available for future issuance under the 2018 Plan. Any options or awards outstanding under the 2018 Plan remain outstanding and effective.
2020 Stock Option and Grant Plan
On July 2, 2020, the Company’s Board of Directors adopted and in July 2020 the stockholders approved the 2020 Stock Option and Grant Plan (the “2020 Plan”) which became effective on July 28, 2020, the date immediately prior to the date on which the registration statement related to the IPO was declared effective, and as a result no further awards were made under the 2018 Plan thereafter. Initially, the aggregate number of shares of our common stock that may be issued pursuant to stock awards under the 2020 Plan was 348,205 shares. The number of shares of our common stock reserved for issuance under the 2020 Plan shall be cumulatively increased on January 1, 2021 and each January 1 thereafter by 5% of the total number of shares of our common stock outstanding on December 31 of the preceding calendar year or a lesser number of shares determined by our board of directors. Unless our board of directors elects not to increase the number of shares available for future grant

each
year, our stockholders may experience additional dilution, which could cause our stock price to fall. On January 1, 2023, 202,756 shares were added to the number of available shares under the 2020 Plan. The awards granted under this plan generally vest over a four-year period and have a
10-year
contractual term.
At December 31, 2023, there were an aggregate of 451,117 shares of common stock issuable upon the exercise of outstanding options under the 2020 Plan and 232,891 shares of restricted common stock granted under the 2020 Plan. There is an aggregate of 181,846 shares reserved for future issuance under the 2020 Plan.
Restricted Common Stock
The following table summarizes restricted common stock activity for the year ended December 31, 2023:

	Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2023	97,352	$316.25
Granted	99,130	138.46
Forfeited	(14,901)	263.58
Vested	(40,065)	304.52

Unvested at December 31, 2023	141,516	$200.79

At
December 31, 2023, there was $23.6 million of unrecognized stock-based compensation cost related to the restricted stock, which is expected to be recognized over a weighted average period of 2.20 years. The total fair value of restricted stock vested was $3.6 million and $14.2 million for the year ended December 31, 2023 and 2022, respectively.
Stock Options
The following table summarizes stock option activity (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2023	344,469	$409.63	8.3	$786
Granted	164,319	143.52	—	57
Exercised	—	—	—	—
Forfeited	(54,886)	373.75	—	82

Options outstanding at December 31, 2023	453,902	$317.63	7.9	$—

Options vested and exercisable at December 31, 2023	197,136	$433.78	7.2	$—
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the end of the period.
The weighted average grant-date fair value of stock options granted during the year ended December 31, 2023 and 2022 was $112.24 per share and $129.03 per share, respectively. At December 31, 2023, there was $36.9 million of unrecognized stock-based compensation expense related to unvested stock options, which is being recognized over a period of 1.92 years.

The fair value was estimated on the date of grant using the Black-Scholes option-pricing model, with the following weighted-average assumptions:

	Years Ended December 31,
	2023	2022
Expected term (in years)	6.11	6.07
Expected volatility	94%	90%
Risk-free interest rate	3.52%	2.00%
Expected dividend yield	—	—
Fair value of common stock	$143.52	$172.04
2020 Employee Stock Purchase Plan
In July 2020, the 2020 Employee Stock Purchase Plan (the “2020 ESPP”) was adopted by the Board of Directors and approved by the stockholders. The purpose of the 2020 ESPP is to provide eligible employees of the Company and other designated companies, with opportunities to purchase shares of the Company’s common stock, par value $0.0001 per share.
Initially, 26,580 shares of common stock in the aggregate were approved and reserved for this purpose. The number of shares of common stock reserved and available for issuance under the 2020 ESPP shall be cumulatively increased on January 1, 2021 and each January 1 thereafter by the least of (i) 53,161 shares of common stock, (ii) 1% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, and (iii) such number of shares of common stock as determined by the Administrator. On January 1, 2023, 6,956 shares were added to the number of available shares under the ESPP. At December 31, 2023, there was an aggregate of 20,872 shares reserved for future issuance under the ESPP.
The ESPP allows eligible employees to authorize payroll deductions of up to 15% of their base salary or wages up to $25,000 annually to be applied toward the purchase of shares of the Company’s common stock on the last trading day of the offering period. Participating employees will purchase shares of the Company’s common stock at a discount of up to 15% on the lesser of the closing price of the Company’s common stock on the NASDAQ Global Market (i) on the first trading day of the offering period or (ii) the last day of any offering period. The Company utilizes the Black Scholes option pricing model to compute the fair market value of the shares and compensation expense is recognized over the offering period.
Six-month
offering periods commence each January 1 and July 1 during the term of the plan, with the administrator having the right to establish different offering periods.
Participation in the ESPP is voluntary. Eligible employees become participants in the ESPP by enrolling in the plan and authorizing payroll deductions. At the end of each offering period, accumulated payroll deductions are used to purchase the Company’s shares at the discounted price. The Company makes no contributions to the ESPP. A participant may withdraw from the ESPP or suspend contributions to the ESPP. If the participant elects to withdraw during an offering period, all contributions are refunded as soon as administratively practicable. If a participant elects to withdraw or suspend contributions, they will not be able to re-enroll
in the current offering but may elect to participate in future offerings. The ESPP purchases only whole shares of the Company’s common stock.
The Company issued 5,836 common shares under the ESPP during the year ended December 31, 2023, at an average price per share of $55.89. Cash received from purchases under the ESPP for the year ended December 31, 2023 and 2022 was $0.3 million and $0.5 million, respectively. The Company recognized $0.3 million and $0.2 million of compensation expense for the ESPP during the year ended December 31, 2023 and 2022, respectively.